Result And Remuneration To Shareholders - Schedule of Taxes and Charges on Revenue (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Taxes on revenues	R$ 9,816	R$ 9,636	R$ 8,740
Charges to the consumer	4,962	4,305	4,344
Deductions from revenue	14,778	13,941	13,084
ICMS - State VAT [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues	5,908	5,743	5,043
Cofins [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues	3,204	3,193	3,032
Pis and pasep tax [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues	695	693	658
Other Taxes [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues	9	7	7
Global Reversion Reserve (RGR) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	9	8	12
Energy Efficiency Program (PEE) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	88	83	74
Energy Development Account (CDE) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	4,521	3,873	3,949
Research and Development [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	43	41	37
National Scientific and Technological Development Fund (FNDCT) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	61	59	53
Energy System Expansion Research (EPE of MME) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	30	30	27
Customer charges - Proinfa alternative sources program [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	54	58	63
Energy services inspection fee [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	44	41	37
Royalties for use of water resources [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	66	68	53
CDE on R&D
IfrsStatementLineItems [Line Items]
Charges to the consumer	18	18	16
CDE on PEE [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	R$ 28	R$ 26	R$ 23